Schedule I (Details) - Insurance Solutions $ in Thousands	Dec. 31, 2024 USD ($)
U.S. government and agency
Cost or amortized cost
Cost or amortized cost	$ 8,627
Fair value
Fair value	8,075
Amount shown on the balance sheet
Amount shown on the balance sheet	8,075
U.S. state, territories and municipalities
Cost or amortized cost
Cost or amortized cost	6,493
Fair value
Fair value	5,252
Amount shown on the balance sheet
Amount shown on the balance sheet	5,252
Other government and agency
Cost or amortized cost
Cost or amortized cost	3,219
Fair value
Fair value	2,369
Amount shown on the balance sheet
Amount shown on the balance sheet	2,369
Corporate
Cost or amortized cost
Cost or amortized cost	276,064
Fair value
Fair value	226,249
Amount shown on the balance sheet
Amount shown on the balance sheet	226,249
Asset and mortgage- backed securities
Cost or amortized cost
Cost or amortized cost	361,235
Fair value
Fair value	355,841
Amount shown on the balance sheet
Amount shown on the balance sheet	355,841
Debt securities
Cost or amortized cost
Cost or amortized cost	655,638
Fair value
Fair value	597,786
Amount shown on the balance sheet
Amount shown on the balance sheet	597,786
Common Stock
Cost or amortized cost
Cost or amortized cost	0
Fair value
Fair value	0
Amount shown on the balance sheet
Amount shown on the balance sheet	0
Preferred stock
Cost or amortized cost
Cost or amortized cost	14,354
Fair value
Fair value	14,052
Amount shown on the balance sheet
Amount shown on the balance sheet	14,052
Equity securities
Cost or amortized cost
Cost or amortized cost	14,354
Fair value
Fair value	14,052
Amount shown on the balance sheet
Amount shown on the balance sheet	14,052
Loans
Cost or amortized cost
Cost or amortized cost	117,799
Fair value
Fair value	114,734
Amount shown on the balance sheet
Amount shown on the balance sheet	114,734
Mortgage loans
Cost or amortized cost
Cost or amortized cost	147,640
Fair value
Fair value	153,613
Amount shown on the balance sheet
Amount shown on the balance sheet	147,640
Corporate loans
Cost or amortized cost
Cost or amortized cost	16,742
Fair value
Fair value	16,512
Amount shown on the balance sheet
Amount shown on the balance sheet	16,742
Other invested assets
Cost or amortized cost
Cost or amortized cost	5,041
Fair value
Fair value	943
Amount shown on the balance sheet
Amount shown on the balance sheet	943
Consolidated Entity, Excluding Consolidated VIE
Cost or amortized cost
Cost or amortized cost	957,214
Fair value
Fair value	897,640
Amount shown on the balance sheet
Amount shown on the balance sheet	891,897
Variable Interest Entity, Primary Beneficiary
Cost or amortized cost
Cost or amortized cost	132,335
Fair value
Fair value	125,898
Amount shown on the balance sheet
Amount shown on the balance sheet	125,898
Variable Interest Entity, Primary Beneficiary | Equity securities
Cost or amortized cost
Cost or amortized cost	131
Fair value
Fair value	141
Amount shown on the balance sheet
Amount shown on the balance sheet	141
Variable Interest Entity, Primary Beneficiary | Corporate loans
Cost or amortized cost
Cost or amortized cost	132,204
Fair value
Fair value	125,757
Amount shown on the balance sheet
Amount shown on the balance sheet	125,757
Consolidated Balance Including Variable Interest Entity
Cost or amortized cost
Cost or amortized cost	1,089,549
Fair value
Fair value	1,023,538
Amount shown on the balance sheet
Amount shown on the balance sheet	$ 1,017,795